Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)
Other Payables and Accrued Expenses [Abstract]
Outsourced development costs	¥ 27,750,211	$ 182,148	¥ 18,422,782
Salary and benefit payables	18,885,095	123,959	22,500,277
Consumption tax payables	7,481,833	49,110
Professional service fee	8,330,930	54,683	16,364,688
Communication costs	5,205,110	34,165	3,432,583
Sales proceeds temporarily received for others	925,212	6,073	925,212
Withholding tax	847,956	5,566	1,066,197
Corporate business tax	475,000	3,118	950,000
Resident tax for employees	463,000	3,039	356,600
Others	2,646,747	17,369	1,555,503
Other payables and accrued expenses	¥ 73,011,094	$ 479,230	¥ 65,573,842